Document and Entity Information	Dec. 18, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001870778
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Entity Registrant Name	OPY Acquisition Corp. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40968
Entity Tax Identification Number	85-2624164
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(203)
Local Phone Number	353-7610
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	OHAAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	OHAA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	OHAAW
Security Exchange Name	NYSE